Deferred purchase price - Movement (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Deferred purchase price.
Opening balance	$ 1,148,013	$ 1,207,682
Change in fair value	(205,610)	1,865,274
Issuance of shares	(295,725)	(1,924,943)
Ending balance	$ 646,678	$ 1,148,013